Reverse Capitalization - Additional Information (Detail)	Apr. 20, 2021 USD ($) $ / shares shares
Reverse Capitalization [Member]
Disclosure Of Reverse Capitalization [Line Items]
Gross proceeds from merger	$ 606,300,000
Proceeds from contibution of cash held in trust account	276,300,000
Stock issuance costs	13,200,000
Merger costs adjusted to additional paid up capital	20,200,000
Reverse Capitalization [Member] | Maven Topco [Member]
Disclosure Of Reverse Capitalization [Line Items]
Payments for Repurchase of Redeemable Preferred Stock	292,700,000
Repayments of debt	96,900,000
Catch-up payment	$ 15,700,000
PIPE Investors [Member] | Reverse Capitalization [Member]
Disclosure Of Reverse Capitalization [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	33,000,000
Sale of stock price per share | $ / shares	$ 10.00
Sale of Stock, Consideration Received on Transaction	$ 330,000,000
Gross proceeds from issuance of common stock	$ 330,000,000
dMY Technology Group Inc Two [Member] | Reverse Capitalization [Member]
Disclosure Of Reverse Capitalization [Line Items]
stock redeemed or called during period shares | shares	1,296
dMY Technology Group Inc Two [Member] | Business Combination Agreement [Member]
Disclosure Of Reverse Capitalization [Line Items]
Description of unit issued	one Class A share and one-third of one warrant
Number of warrants included in Unit | shares	0.333
Warrant conversion basis	each issued and outstanding dMY warrant to purchase a share of dMY Class A common stock have become exercisable for one Genius ordinary share.
stock redeemed or called during period shares | shares	1,296
stock redeemed or called during period value	$ 12,966
dMY Technology Group Inc Two [Member] | Business Combination Agreement [Member] | Common Class A [Member]
Disclosure Of Reverse Capitalization [Line Items]
Number of securities included in Unit | shares	1
Conversion Of Dmy Class B Common Stock [Member] | dMY Technology Group Inc Two [Member] | Business Combination Agreement [Member]
Disclosure Of Reverse Capitalization [Line Items]
Common stock conversion basis	one-for-one
Conversion Of Dmy Class A Common Stock [Member] | dMY Technology Group Inc Two [Member] | Business Combination Agreement [Member]
Disclosure Of Reverse Capitalization [Line Items]
Common stock conversion basis	one